Investment Strategy	Oct. 15, 2025
Adasina Social Justice All Cap Global ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Index is rebalanced semi-annually, effective on the last trading day of November and May, and reconstituted annually, effective on the last trading day of May.